Provisions - Changes in Provisions (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Beginning balance	¥ 5,890	¥ 4,051
Arising during the year	6,629	4,800
Utilized	(4,644)	(3,196)
Reversal	(96)	(49)
Unwinding of discount and changes in the discount rate	2	0
Increase due to business combinations		10
Decrease due to loss of control of subsidiaries		(149)
Exchange differences	(8)	(39)
Other	(24)	462
Ending balance	7,749	5,890
Restoration obligations for lease properties [member]
Disclosure of other provisions [line items]
Beginning balance	3,303	3,030
Arising during the year	1,303	517
Utilized	(36)	(82)
Reversal	(18)	(3)
Unwinding of discount and changes in the discount rate	2	0
Increase due to business combinations		10
Decrease due to loss of control of subsidiaries		(149)
Exchange differences	(19)	(37)
Other		17
Ending balance	4,535	3,303
Promotional virtual credits reserve [member]
Disclosure of other provisions [line items]
Beginning balance	2,535	607
Arising during the year	5,124	4,188
Utilized	(4,592)	(2,700)
Reversal	(78)	(17)
Exchange differences	10	(2)
Other		459
Ending balance	2,999	2,535
Other [member]
Disclosure of other provisions [line items]
Beginning balance	52	414
Arising during the year	202	95
Utilized	(16)	(414)
Reversal		(29)
Exchange differences	1	0
Other	(24)	(14)
Ending balance	¥ 215	¥ 52